Investment Objectives and Goals	Jun. 12, 2026
GraniteShares 2x Long SpaceX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Space Exploration Technologies Corp. d/b/a SpaceX (Nasdaq: SPCX) (the “Underlying Stock”).

GraniteShares 2x Short SpaceX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of Space Exploration Technologies Corp. d/b/a SpaceX (Nasdaq: SPCX) (the “Underlying Stock”).